Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Gibraltar 401(k) Plan EIN 16-0991536 Plan #007 Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transaction			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: ☒	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
	$3,726	$—	$—	$—